Schedule of Outstanding Shares of Potentially Dilutive Securities (Details) - shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025 [1]	Dec. 31, 2024		Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	10,237,216	11,766,944		13,978,590
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	9,043,234	9,043,234		9,043,234
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	140,133	140,133		140,133
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	1,053,849	2,583,577	[1],[2]	4,795,223	[2],[3]

[1]	Includes 10,292 stock options as of December 31, 2024 that were early exercised in exchange for non-recourse promissory notes. (Refer to “Note 13 – Stock-based Compensation”).
[2]	Includes 10,292 stock options as of December 31, 2024 that were legally exercised prior to meeting the service base vesting requirements in exchange for nonrecourse promissory notes. (Refer to “The Promissory Notes Transactions” in “Note 16 – Stock-based Compensation”).
[3]	Includes 2,470,000 stock options as of December 31, 2023 that were early exercised in exchange for non-recourse promissory notes. (Refer to “Note 16 – Stock-based Compensation”).